CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 5) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities	$ 82.5		RUB 4,449		RUB 6,015
Salary and other compensation expenses payable/accrued to employees	13.5		604		979
Total accounts payable and accrued liabilities	96.0		5,053		RUB 6,994
Other Income, Net
Foreign exchange gains	26.1	RUB 1,903	6,553	RUB 139
Gain from sale of equity securities/subsidiaries				2,137
Gain from repurchases of convertible debt	4.3	310	548
Impairment of investments in equity securities			(700)
Other	0.6	46	(105)	(117)
Other Nonoperating Income (Expense), Total	$ 31.0	RUB 2,259	RUB 6,296	RUB 2,159